FAIR VALUE OF ASSETS AND LIABILITIES -Schedule of the Fair Value Hierarchy (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Assets
Loans at fair value		$ 60,113	¥ 418,492	¥ 1,375,221	[1]
Available-for-sale investments		$ 66,217	460,991	835,565	[1]
Liabilities
Payable to investors at fair value	[1]			626,207
Recurring
Assets
Cash and cash equivalents			3,198,086	2,606,939
Restricted cash			71,056	427,546
Loans at fair value			418,492	1,375,221
Available-for-sale investments			460,991	835,565
Total Assets			4,148,625	5,245,271
Liabilities
Payable to investors at fair value				626,207
Total Liabilities				626,207
Recurring | Level 1 Inputs
Assets
Cash and cash equivalents			3,198,086	2,606,939
Restricted cash			71,056	427,546
Available-for-sale investments			85,129	82,465
Total Assets			3,354,271	3,116,950
Recurring | Level 2 Inputs
Assets
Available-for-sale investments			333,900	753,100
Total Assets			333,900	753,100
Recurring | Level 3 Inputs
Assets
Loans at fair value			418,492	1,375,221
Available-for-sale investments			41,962
Total Assets			¥ 460,454	1,375,221
Liabilities
Payable to investors at fair value				626,207
Total Liabilities				¥ 626,207

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.